Shareholders' Equity (Details) - Schedule of information concerning outstanding and exercisable awards - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
0.01 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	186,815	186,815
Awards outstanding, Weighted average remaining contractual life (years)	120 days	1 year 120 days
Awards exercisable, Number of awards outstanding balance	186,815	186,815
Awards exercisable, Weighted average remaining contractual life (years)	120 days	1 year 120 days
1.92 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	269,714	472,606
Awards outstanding, Weighted average remaining contractual life (years)	1 year 65 days	1 year 295 days
Awards exercisable, Number of awards outstanding balance	269,714	472,606
Awards exercisable, Weighted average remaining contractual life (years)	1 year 65 days	1 year 295 days
2.21 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	2,191,349	2,727,028
Awards outstanding, Weighted average remaining contractual life (years)	6 years 80 days	5 years 98 days
Awards exercisable, Number of awards outstanding balance	1,188,914	1,163,402
Awards exercisable, Weighted average remaining contractual life (years)	6 years 80 days	5 years 98 days
16.00 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	444,748
Awards outstanding, Weighted average remaining contractual life (years)	8 years 324 days
Awards exercisable, Number of awards outstanding balance	283,933
Awards exercisable, Weighted average remaining contractual life (years)	8 years 324 days
18.00 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	260,000
Awards outstanding, Weighted average remaining contractual life (years)	3 years 313 days
Awards exercisable, Number of awards outstanding balance	260,000
Awards exercisable, Weighted average remaining contractual life (years)	3 years 313 days
30.93 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	20,000
Awards outstanding, Weighted average remaining contractual life (years)	9 years 295 days
Awards exercisable, Number of awards outstanding balance	1,666
Awards exercisable, Weighted average remaining contractual life (years)	9 years 295 days
20.87 Exercise Price [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance		23,957
Awards outstanding, Weighted average remaining contractual life (years)		5 years 251 days
Awards exercisable, Number of awards outstanding balance		7,986
Awards exercisable, Weighted average remaining contractual life (years)		5 years 251 days